<SEQUENCE>1
<FILENAME>t300409.txt


Registration No. 33-87494

ICA No. 811-8906


       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
[JULY 1, 2004]

                    SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                     Pre-Effective Amendment No. ___  	 [   ]

               Post-Effective Amendment No. 11        	 [ X ]
                                                 ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ X ]

                     Pre-Effective Amendment No.
                                                  --------
                     Post-Effective Amendment No.    11
                                                  --------

                        (Check Appropriate Box or Boxes)

                              THE LAKE FOREST FUNDS
           (Exact Name of Registrant as Specified in Charter)

8720 Georgia Avenue
Suite 808
Silver Spring, Maryland 20910

           (Address of Principal Executive Offices)(Zip Code)



          (Registrant's Telephone Number, Including Area Code)


                                 WITH A COPY TO:

Arthur Don, Esq.
Seyfarth Shaw LLP
55 East Monroe Street
Suite 4200
Chicago, IL 60603-5803

                 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
                 (Approximate Date of Proposed Public Offering)

          SHARES OF BENEFICIAL INTEREST
                     (Title of Securities Being Registered)



           It is proposed that this filing will become effective
(check appropriate box):

( )        immediately upon filing pursuant to paragraph (b).
( )        on (date) pursuant to paragraph (b).
(x) 60 days after filing pursuant to paragraph (a)(1) or earlier pursuant to paragraph (a)(3).
( )        on (date) pursuant to paragraph (a)(1).
( )        75 days after filing pursuant to paragraph (a)(2).
( )        on (date) pursuant to paragraph (a)(2) of Rule 485.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.



                              THE LAKE FOREST FUNDS

                          LAKE FOREST CORE EQUITY FUND
                          LAKE FOREST MONEY MARKET FUND


                              NO-LOAD MUTUAL FUNDS


                             PROSPECTUS JULY 1, 2004


This Prospectus describes a family of two "no-load" mutual funds issued by The Lake Forest Funds, organized as an Ohio business trust on November 23, 1994 (the "Trust"). The Lake Forest Core Equity Fund and the Lake Forest Money Market Fund (collectively, the "Funds") offer different investment opportunities and have different investment objectives and strategies which are discussed in this
Prospectus.

The Lake Forest Funds are true no-load investments, which means there are no sales charges, commissions or Rule 12b-1 distribution fees. All purchases and redemptions of shares are made at net asset value.



----------------------------------------------------------------

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS
IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                  TABLE OF CONTENTS


LAKE FOREST CORE EQUITY FUND				1


    Investment Objective						5

    Principal Investment Strategy					5

    Determining If This Fund Is Right For You			5

    Principal Risks							5

    Past Performance						7

    Fees and Expenses						8

    Example							9

    Financial Highlights						9

LAKE FOREST MONEY MARKET FUND			10

    Investment Objective						10

    Principal Investment Strategy					10

    Determining If This Fund Is Right For You			10

    Principal Risks							11

    Past Performance						12

    Fees and Expenses						13

    Example							14

    Financial Highlights	`					13

MANAGEMENT OF THE FUNDS				15

    Management and Compensation					15

SHAREHOLDER INFORMATION.				16

    Pricing of Fund Shares						16

    Buying, Selling and Exchanging Shares				16

    Opening An Account And Making The Initial Purchase of Shares
	17

    Buying More Shares						17

    Exchanging Shares Between The Funds				18

    Selling Your Shares (Redemptions)				18

    Exchanging or Selling Your Shares				 19

    Dividends and Distributions					20

    Taxes								 20

MORE INFORMATION ABOUT THE FUNDS			 21


LAKE FOREST CORE EQUITY FUND

INVESTMENT OBJECTIVE

The investment objective of the Lake Forest Core Equity Fund
(the "Core Equity
Fund") is to provide investors with both long-term capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

To achieve this investment objective, the Core Equity Fund normally invests at least 65% of its total assets in dividend paying common stock of large, established and growing companies with market capitalizations above $5 billion.

When investing in common stock, the Adviser applies a rigorous fundamental investment analysis of each company under consideration. The Adviser will primarily select U.S. companies believed to have favorable growth characteristics with the potential to compete in the global marketplace. In determining whether a company has favorable growth characteristics, the Adviser looks for the following:

     o    Sales and earnings growth
     o    Return on equity
     o    Financial condition
     o    Market share and product leadership

The Adviser intends to stay fully invested in common stock regardless of the movement of stock prices and will not normally engage in active and frequent trading to achieve the Fund's investment objective -- subject to the Fund's liquidity and defensive requirements. The Fund considers selling a particular common stock when the investment criteria used by the Adviser is no longer met by the company.

The Adviser seeks to reduce investment risks by diversifying the Fund's investments across a broad range of industries and companies and by investing primarily in larger companies with a history of strong cash flows.

For temporary defensive purposes, the Fund may hold all or a portion of its assets in money market instruments, securities of money market registered investment companies or repurchase agreements collateralized by U.S. government obligations. In addition, the Fund may make such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies.



DETERMINING IF THIS FUND IS RIGHT FOR YOU

The Core Equity Fund holds the common stock of these companies for the long-term, with the view that selected growth companies can generate better returns for investors over time. The Fund is designed for individual investors with a long-term wealth building horizon (5 years or more) and is particularly suitable for retirement and educational funds. An investment in this Fund may not be appropriate for short-term investors.

PRINCIPAL RISKS

Although the Adviser makes every effort to achieve the Core Equity Fund's investment objective, all investments carry some degree of risk which will affect the value of a fund's investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund. The following summarizes the principal risks that apply to the Fund and may result in a loss of your investment:

- 	MARKET RISK: Due to the risks of investing in the stock
market, the Fund may experience a sudden, unpredictable decline in value, as well as periods of poor performance. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

- 	COMPANY RISK: The price of a common stock varies with the
success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. In addition, different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.

- 	MANAGEMENT RISK: The investment strategy used by the
Adviser may fail to produce the intended results.

- --------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PAST PERFORMANCE

The bar chart and the table below provide an indication of the risks of investing in the Core Equity Fund by showing the changes in the Fund's performance for each of the last five years and by presenting the Fund's average annual returns for the one, three, five and since inception (February 28, 1995) periods compared to those of the S&P 500(R) Index*. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.







LAKE FOREST CORE EQUITY FUND CALENDAR YEAR TOTAL RETURNS
            (As of December 31st of Each Year)


            Best Quarter           		4th Quarter 1998
17.54%
            Worst Quarter          		3rd Quarter 2002
(17.66)%


AVERAGE ANNUAL TOTAL RETURNS, %
(For the periods ended 12/31/03)
PAST 1 YEAR   PAST 3 YEARS   PAST 5 YEARS  LIFE OF FUND


CORE EQUITY FUND
           	24.65       (8.34)     		(4.45)         6.33
AFTER TAX ON DISTRIBUTIONS
	24.41       (8.43)      		(4.71)         5.73
AFTER TAX ON DISTRIBUTIONS & LIQUIDATION
15.01       (6.59)       	(3.58)         4.96
S&P 500(R)
28.67      (4.04)        	(0.59)         9.61

The S&P 500(R)Index is an unmanaged index of 500 selected common stocks. It is adjusted for dividends and is weighted towards stocks with large market capitalization. Indices are not directly available for investment and do not incur charges or expenses.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Core Equity Fund is a true "no-load" fund. You do not pay a sales charge when you buy or sell shares and you are not charged a 12b-1 distribution fee.

- --------------------------------------------------------------

              FEE YOU MAY PAY AS A CORE EQUITY FUND SHAREHOLDER*
                    (Fees Paid Directly From Your Investment)
- --------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases            None
- --------------------------------------------------------------
Maximum Deferred sales Charge (Load)          			None
- --------------------------------------------------------------
Maximum Sales Charge (Load) you Pay on Reinvested Dividends None
- --------------------------------------------------------------
Redemption Fees**                                          0.50%
- --------------------------------------------------------------
Exchange Fees***   	                        			    $5.00
- --------------------------------------------------------------
Wire Transfer Fees***                       			   $30.00
- --------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES FOR THE FISCAL YEAR ENDED
FEBRUARY 28, 2004*

 (Expenses That Are Deducted from Core Equity Fund's Assets)
- --------------------------------------------------------------
Management Fee                              			None*
- -------------------------------------------------------------
Distribution (12b-1) fees                      			None
- --------------------------------------------------------------
Other Expenses****                          			[1.25%]*
- --------------------------------------------------------------
Total Fund Operating Expenses****               		[1.25%]
- --------------------------------------------------------------


*Annual fund operating expenses for the fiscal year ended
February 28, 2004 have been restated to reflect the current management fees in effect since March 5, 2004 as described below.

At a meeting of the Board of Trustees of The Lake Forest Funds held on March 5, 2004, the Board approved an interim management agreement between The Lake Forest Funds and Profit Investment Management. Boberski & Company (the "Previous Adviser") resigned by mutual consent on the same day. The Adviser manages the investments and business affairs of the Funds. The new Adviser will receive no compensation in connection with or for any services provided to the Funds. The Adviser shall pay all compensation and expenses of its employees, officers, employees or agents of the Trust, and shall provide customary clerical services, staff services, office space and office supplies related to providing advisory services.

The Funds will pay all operating expenses of the Funds, including the compensation and expenses of any non-interested trustees of the Funds and of any other persons not related to the Adviser rendering any services to the Funds and other ordinary expenses incurred related to the management of the Funds. The Adviser, however, will reimburse the Trust for the Trust's expenses incurred during the agreement, excluding all brokerage fees and commissions, taxes, borrowing costs and such extraordinary or non-recurring expenses as may arise, in order to maintain the total operating expenses of the Core Equity Fund at 2.45% of its average daily net assets and to maintain the total operating expenses of the Lake Forest Money Market Fund series at 1.00% of its average daily net assets. These fees are based on current fee schedules and may change at any time. In addition, fees may be waived by the Adviser at anytime. Such waivers are voluntary and shall not be deemed as an obligation to continue to waive the fees in the future. Shareholders who maintain balances below the required minimum balance are subject to a $5.00 charge per month that the account is below the required minimum; this charge is paid to the Adviser.
**Charged to the percentage of the net asset value of shares held less than 90 days.
***Charged to shareholders and paid to the Adviser. The fee for a Federal Reserve wire will be $30.00. If Automated Clearing House (ACH) is used for incoming or outgoing transfers, the wire transfer fee will be waived. The waiver may be rescinded at any time.
****Under the interim management agreement described in footnote
* the Adviser will reimburse the Core Equity Fund for the Fund's expenses incurred during the agreement, except interest, taxes, brokerage fees and commissions and extraordinary or non-recurring expenses in order to maintain the total operating expenses of the Core Equity Fund at 2.45% of its average daily net assets.

EXAMPLE

The example is intended to help you compare the cost of investing in the Core Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs would be:

--------------   ------------    -------------    ----------
   1 YEAR        3 YEAR          5 YEARS          10 YEARS
--------------   ------------    -------------    ----------
  $127       	   $397           $686   	     $1,511
--------------   ------------    -------------    ----------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Core Equity Fund's financial performance for the 5 years of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Briggs, Bunting &
Dougherty, LLP, The Lake Forest Funds' independent certified accountants, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request. The notes within the Annual Report are an integral part of these financial statements.

LAKE FOREST CORE EQUITY FUND
FOR THE FISCAL YEAR ENDED FEBRUARY
- -------------------------------------------------- -----------


2004         2003            2002          2001            2000

Net Asset Value, Beginning Of Period
$17.12 	$23.70     $26.86    	$31.66     $29.23

INCOME FROM INVESTMENT OPERATIONS:

Net Investment Income
..07	       0.10          (0.08)          0.02           0.18

Net Realized And Unrealized Gains/
(Loss) on Investments
5.60	       (6.64)      (3.08)         (4.40)     	2.58
- -----------------------------------------------   ---------

TOTAL FROM INVESTMENT OPERATIONS
5.67       (6.54)         (3.16)         (4.38)       	2.76
- -----------------------------------------------   ---------

LESS DISTRIBUTIONS:

Dividends From Net Investment Income
(0.11)     	 (0.04)          0.00        (0.21)       (0.18)
Distributions From Realized Gains From Security
Transactions
--	          0.00           0.00          (0.21)       (0.15)
Dividends in Excess of Net Investment Income

(Return of Capital)
0.00	         0.00           0.00           0.00           0.00
- -----------------------------------------------   ---------

TOTAL DISTRIBUTIONS
(0.11)   	(0.04)          0.00          (0.42)         (0.33)

- -----------------------------------------------   ---------

Net Asset Value, End Of Period
$22.68	 $17.12     $23.70     	$26.86     $31.66

- -----------------------------------------------   ---------

TOTAL RETURN
33.13%	(27.62)%  (11.76)%        (14.02)%   9.33%

RATIO/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)
$6,534	$5,058     $10,313     	$12,522     $15,983
Ratio of Expenses to Average Net Assets
1.41%      	1.25%          1.87%          1.25%     1.25%
Ratio Of Net Investment Income To Average
0.31%     	0.49%          0.33%          0.07%      0.58%
Net  Assets
Portfolio Turnover Rate
0.00	         0.73%          0.32%         19.65%     3.71%

LAKE FOREST MONEY MARKET FUND

INVESTMENT OBJECTIVE

The investment objective of the Lake Forest Money Market Fund
(the "Money Market Fund") is to provide the highest level of current income consistent with the maintenance of liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY

The Money Market Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the United States government, its agencies and its instrumentalities ("U.S. Government Securities") as well as repurchase agreements involving these securities. Repurchase agreements are short-term investments in which the purchaser acquires ownership of a U.S. Government Security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period, which is usually not more than 7 days from the date of purchase. The seller's agreement is secured by the U.S. Government Security which acts as collateral for the obligation.

The Adviser serves as investment adviser for the Money Market Fund and manages its investment portfolio. To the extent that it is feasible to do so, the Adviser will invest in U.S. Government Securities which are, by federal statute, exempt from state and local taxes. Such securities are subject to federal taxation. The Fund, however, may not be fully invested in securities that are exempt from state and local taxes.

The Money Market Fund seeks to maintain a stable net asset value of $1.00 per share pursuant to a rule of the Securities and Exchange Commission (the "SEC") which requires that the Fund's portfolio meet certain maturity, quality and diversification standards. The Fund will maintain a dollar-weighted average portfolio of 90 days or less and purchase only U.S. Government Securities having remaining maturities of 397 days or less.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

The Money Market Fund is designed for the investment of short-term cash reserves. The Fund is appropriate as an investment for corporations, pension and profit sharing plans, and other institutional and individual investors. Shareholders should consult their own tax advisors regarding the tax ramifications of an investment in the Money Market Fund.

PRINCIPAL RISKS

Although the Adviser makes every effort to achieve the Money Market Fund's investment objective, all investments carry some degree of risk which will affect the value of a fund's investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund. Because the Money Market Fund invests exclusively in short-term U.S. Government securities, it incurs a minimum of interest rate and credit risk. The following summarizes the principal risks that apply to the Fund and may result in a loss of your investment:

o GOVERNMENT SECURITIES RISK. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
o INTEREST RATE/MATURITY RISK. Increases in prevailing interest rates will cause a fixed income security held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term securities.
o DIVIDEND RISK. The Fund's dividends are not stable. When interest rates increase, the Fund's dividends should increase. When interest rates decrease, the Fund's dividends should decrease.

- --------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT
INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
OTHER
GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
- --------------------------------------------------------------

PAST PERFORMANCE

The bar chart and the table below provide an indication of the risks of investing in the Money Market Fund by showing the changes in the Fund's performance for each of the last five years and by presenting the Fund's average annual returns for the one, three, five and since inception (February 28, 1995) periods. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.





                [OBJECT OMITTED]


    LAKE FOREST MONEY MARKET FUND CALENDAR YEAR TOTAL RETURNS
    (As of December 31st of Each Year)


    Best Quarter            3rd Quarter 2000               1.62%
    Worst Quarter           4th Quarter 2002               0.28%




AVERAGE ANNUAL TOTAL RETURNS, %
(For the periods ended 12/31/03)
PAST 1 YEAR   PAST 3 YEARS    PAST 5 YEARS   LIFE OF FUND

MONEY MARKET FUND
0.69          		1.86              3.33              4.22
AFTER TAX ON DISTRIBUTIONS
0.42          		1.13               2.01             2.53
AFTER TAX ON DISTRIBUTIONS & LIQUIDATION
0.42    		1.13           	    2.01             2.53


The Money Market Fund's returns without the voluntary fee waiver for 1997, 1998, 1999, 2000, 2001, 2002, and 2003 calendar years would have been 5.07%, 5.00%, 4.59%, 5.93%, 3.32% , 1.09% and
0.53% respectively.

You can obtain Lake Forest Money Market Fund's most recent 7-day
SEC Yield by calling us toll-free at 1-800-592-7722, Monday through Friday, 9 a.m. to 5 p.m. Eastern Standard Time.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Money Market Fund is a true "no-load" fund. You do not pay a sales charge when you buy or sell shares, and you are not charged a 12b-1 distribution fee.
-	-----------------------------------------------------------
---
-
MONEY MARKET FUND SHAREHOLDER FEES*
(Fees Paid Directly From Your Investment)
- --------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases           	None
- --------------------------------------------------------------
Maximum Deferred sales Charge (Load)                		None
 ---------------------------------------------------------------
Maximum Sales Charge (Load) you Pay on Reinvested Dividends None
- --------------------------------------------------------------
Redemption Fees**                      				0.50%
- --------------------------------------------------------------
Exchange Fees***                       				$5.00
- --------------------------------------------------------------
Transfer Fees***                        			$30.00
- --------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES*
(For the fiscal year ended February 28, 2004)

(Expenses That Are Deducted from Money Market Fund's Assets)
- --------------------------------------------------------------
Management Fee****                   				None*
- --------------------------------------------------------------
Distribution (12b-1) fees                      			None
- --------------------------------------------------------------
Other Expenses         							[0.50%]
- --------------------------------------------------------------
Total Fund Operating Expenses              			[0.50%]*
- -------------------------------------------------------------

*Annual fund operating expenses for the fiscal year ended
February 28, 2004 have been restated to reflect the current management fees in effect since March 5, 2004 as described below.

At a meeting of the Board of Trustees of The Lake Forest Funds held on March 5, 2004, the Board approved an interim management agreement between The Lake Forest Funds and Profit Investment Management. Boberski & Company (the "Previous Adviser") resigned by mutual consent on the same day. The Adviser manages the investments and business affairs of the Funds. The new Adviser will receive no compensation in connection with or for any services provided to the Funds. The Adviser shall pay all compensation and expenses of its employees, officers, employees or agents of the Trust, and shall provide customary clerical services, staff services, office space and office supplies related to providing advisory services.

The Funds will pay all operating expenses of the Funds, including the compensation and expenses of any non-interested trustees of the Funds and of any other persons not related to the Adviser rendering any services to the Funds and other ordinary expenses incurred related to the management of the Funds. The Adviser, however, will reimburse the Trust for the Trust's expenses incurred during the agreement, excluding all brokerage fees and commissions, taxes, borrowing costs and such extraordinary or non-recurring expenses as may arise, in order to maintain the total operating expenses of the Lake Forest Core Equity Fund series at 2.45% of its average daily net assets and to maintain the total operating expenses of the Lake Forest Money Market Fund series at 1.00% of its average daily net assets. These fees are based on current fee schedules and may change at any time. In addition, fees may be waived by the Adviser at anytime. Such waivers are voluntary and shall not be deemed as an obligation to continue to waive the fees in the future. Shareholders who maintain balances below the required minimum balance are subject to a $5.00 charge per month that the account is below the required minimum; this charge is paid to the Adviser.
**Charged to the percentage of the net asset value of shares held less than 90 days.
***Charged to shareholders and paid to the Adviser. The fee for a Federal Reserve wire is $30.00. If Automated Clearing House
(ACH) is used for incoming or outgoing transfers, the wire transfer fee will be waived. The waiver may be rescinded at any time.
****As noted above in footnote *, the Adviser is currently waiving all management fees beginning March 5, 2004, and under the interim management agreement the Adviser will reimburse the Money Market Fund for the Fund's expenses incurred during the agreement, except interest, taxes, brokerage fees and commissions and extraordinary or non-recurring expenses in order to maintain the total operating expenses of the Money Market Fund at 1.00% of its average daily net assets. The Prior Adviser voluntarily waived the management fee over 0.125%, ending June 30, 2000. During the period July 1, 2000-3, the Prior Adviser voluntarily waived the management fee over 0.25%. The actual expenses, including the management fee for the fiscal year ended February 29, 2003 were 0.25%. Beginning July 1, 2003, due to the change in the amount of the management fee that the Prior Adviser voluntarily waived, the actual expenses were 0.50%.

EXAMPLE

The example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs would be:

---------------   ------------     -----------  ----------
    1 YEAR         3 YEAR     	 5 YEARS     10 YEARS
---------------   ------------     -----------  ----------
    $51           	$160      	 $280          $628
---------------   ------------     -----------  ----------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Money Market Fund's financial performance for the 5 years of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Briggs, Bunting &
Dougherty, LLP, The Lake Forest Funds' independent certified accountants, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request. The notes within the Annual Report are an integral part of these financial statements.

LAKE FOREST MONEY MARKET FUND

FOR THE YEAR ENDED FEBRUARY
- -------------------------------------------------------

	2004      2003     2002     2001      2000

Net Asset Value, Beginning Of Period
	$1.00     $1.00    $1.00    $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net Investment Income
0.01   0.01      0.03       0.06     0.05
Net Realized And Unrealized Gain on Investments             0.00
0.00       0.00      0.00     0.00
- -------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.01   0.01
0.03        0.06    0.05
- ------------------------------------------------------- ------
LESS DISTRIBUTIONS:

Dividends From Net Investment Income
(0.01) (0.01)    (0.03)     (0.06)    (0.05)
Distributions From Realized Gains From Security
Transactions
	 0.00     0.00      0.00        0.00     0.00
- -------------------------------------------------------
Total Distributions
(0.01)  (0.01)    (0.03)   (0.06)   (0.05)
- -------------------------------------------------------
Net Asset Value, End Of Period
$1.00     $1.00    $1.00    $1.00     $1.00
- ------------------------------------------------------- ------
TOTAL RETURN
	0.60%  1.26%   2.91%   6.23%  5.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End Of Period (in 000's)
$5,389  $6,666  $7,196  $8,588  $9,708
Ratio Of Expenses To Average Net Assets
0.41%  0.50%   0.50%  0.50%    0.50%
Ratio Of Expenses To Average Net Assets, After
0.50%  0.25%  0.25%  0.196%  0.125%
Reimbursement
Ratio Of Net Investment Income To Average Net Assets
0.62% 1.02%  2.74%  5.73%    4.59%
Ratio Of Net Investment Income To Average Net Assets,
After Reimbursement
0.53% 1.27% 2.99% 6.03%   4.97%

MANAGEMENT OF THE FUNDS

This section shows how The Lake Forest Funds are managed and how the manager is compensated. Additional information on the management of the Funds is provided in The Lake Forest Funds' Statement of Additional Information. For information on how to receive this document, see the back cover of this prospectus.

MANAGEMENT AND COMPENSATION

INVESTMENT ADVISER


Profit Investment Management (the "Adviser")
8720 Georgia Avenue
Suite 808
Silver Spring, Maryland 20910


The Adviser manages the investments and business affairs of the Funds. At a meeting of the Board of Trustees of The Lake Forest Funds held on March 5, 2004, the Board approved an interim management agreement between The Lake Forest Funds and Profit Investment Management. The previous adviser, Boberski & Company, resigned by mutual consent on the same day. The Adviser manages the investments and business affairs of the Funds. The new Adviser will receive no compensation in connection with or for any services provided to the Funds. The Adviser shall pay all compensation and expenses of its employees, officers, employees or agents of the Trust, and shall provide customary clerical services, staff services, office space and office supplies related to providing advisory services.

The Funds will pay all operating expenses of the Funds, including the compensation and expenses of any non-interested trustees of the Funds and of any other persons not related to the Adviser rendering any services to the Funds and other ordinary expenses incurred related to the management of the Funds. The Adviser, however, will reimburse the Trust for the Trust's expenses incurred during the agreement, excluding all brokerage fees and commissions, taxes, borrowing costs and such extraordinary or non-recurring expenses as may arise, in order to maintain the total operating expenses of the Lake Forest Core Equity Fund series at 2.45% of its average daily net assets and to maintain the total operating expenses of the Lake Forest Money Market Fund series at 1.00% of its average daily net assets.

The Funds are still operating under the interim agreements approved by its Board of Trustees as of the date of the filing of this Prospectus.

Eugene A. Profit and Dr. Joseph A. Quash are the controlling shareholders of the Adviser. Eugene A. Profit, the President of the Adviser, is primarily responsible for managing the portfolio of the Funds and has acted in this capacity since the close of business on March 5, 2004. Mr. Profit has been the portfolio manager of the Profit Funds Investment Trust since October 13, 1997. Mr. Profit has been the President and Chief Executive Officer of the Profit Funds Investment Trust since February, 1996; Marketing Director, Crossroads Group, Parsippany, New Jersey (1993-1994); Owner, Cravings Bakery (1991-1993); and a player in the National Football League (1986-
1991).


SHAREHOLDER INFORMATION

This section describes how an investment in The Lake Forest
Funds is valued, how you may buy, sell and exchange shares in the Funds, how money is earned on an investment and how those earnings are taxed by the government.

PRICING OF FUND SHARES

The share price (net asset value) of the Core Equity Fund is calculated once daily, as of the close of trading on the New York Stock Exchange (4:00 p.m., New York Time), on any day when the New York Stock Exchange is open for business. The net asset value of shares of the Money Market Fund is calculated twice daily as of 12:00 p.m. and 4:00 p.m., New York Time, on any day when the New York Stock Exchange is open for business. The price of the shares of both Funds will also be calculated on other days if there is sufficient trading in the Funds' portfolio securities that its net asset value might be materially affected. The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. For the Money Market Fund, this is known as the penny-rounding method of pricing.

Securities which are traded on the NASDAQ over-the-counter market are valued at the Nasdaq Official Close Price. Securities on any other exchange are valued at the last qouted sales price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

BUYING, SELLING AND EXCHANGING SHARES

Subject to a minimum initial investment of $2,500 for each Fund ($1,000 for tax sheltered accounts such as IRAs, MSAs and similar accounts) and minimum subsequent investments of $500, you may invest any amount you choose, as often as you want, in either Fund. You may diversify your investments by choosing a combination of the Funds for your investment program.



OPENING AN ACCOUNT AND MAKING THE INITIAL PURCHASE OF SHARES

1     BY MAIL. You may open an account and purchase shares of
each Fund by completing and signing the investment application form which accompanies this Prospectus. Mail it, together with a check (subject to the minimum amounts) made payable to The Lake Forest Funds, to the Transfer Agent at:

      Lake Forest Funds
      c/o Unified Fund Services, Inc.
      P.O. Box 6110 Indianapolis, IN 46206-6110


      Please identify the Fund(s) in which you wish to invest.

2     BY WIRE. You may purchase shares of each Fund by wiring
federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must first call Unified Fund Services, Inc., the Funds' Transfer Agent, at 1-800-592-7722 and then provide the following information in your wire:

      LAKE FOREST CORE EQUITY FUND:       LAKE FOREST MONEY
MARKET FUND:

U.S. Bank CINTI/TRUST               	U.S. Bank CINTI/TRUS
ABA #0420-0001-3                    	ABA #0420-0001-3
Attn: Lake Forest Core Equity Fund  	Attn: Lake Forest Money
Market Fund
DDA # 199457631                     	DDA # 199457631
Account Name                        		Account Name
write in shareholder name)        	(write in shareholder name)
Shareholder Account #               	Shareholder Account #
write in account #)               		(write in account #)

You must mail a signed application to the Transfer Agent at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds and the Custodian and Transfer Agent are open for business. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Transfer Agent. The Transfer Agent or the Custodian may charge you a fee for wire transfers. Currently that fee is a total of $30.00. If, however, Automated Clearing House (ACH) is used for incoming transfers, this fee will be waived. Any charges for wire transfers will be deducted from your Fund account by redemption of shares. Your bank may also charge you a fee for this service. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. If your check or wire does not clear, you will be charged $20.00 and will be responsible
for any loss incurred. If you are already   shareholder, the
Fund can redeem shares from any identically registered account in either Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in either Fund.

You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for tax sheltered accounts will be paid by the shareholder by redemption of sufficient shares of the Fund from the account unless the fees are paid directly to the Custodian. You can obtain information about the custodial fees from the Transfer Agent.

BUYING MORE SHARES

You may purchase additional shares of either Fund at any time (minimum of $500) by mail or wire. Each additional purchase request must contain your name, the name of your account(s), your account number(s), and the Fund(s) in which you wish to invest. Checks should be made payable to The Lake Forest Funds and should be sent to the Transfer Agent's address. A bank wire should be sent as indicated in "By Wire."

- -------------------------------------------------------------
MAKING AUTOMATIC INVESTMENTS. You may arrange to make additional investments($100 minimum) automatically on a monthly or bi-monthly basis by transfers from your checking account. You must complete the Optional Automatic Investment Plan section of the investment application and provide the Trust with a voided check to institute this option. You may terminate this automatic investment program at any time, and the Fund may modify or terminate the plan at any time.
- --------------------------------------------------------------

WHEN YOUR PURCHASES ARE PROCESSED

Your purchase of shares of the Lake Forest Core Equity Fund will be affected at the next share price calculated after the close of business on the day your investment is received by the Transfer Agent. Your order for shares of the Lake Forest Money Market Fund will not be complete until the Fund has received federal funds. If a check for purchase of shares is not drawn on federal funds, shares will be purchased at the next share price calculated after the check is converted into federal funds (normally 2 days or less).

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' Transfer Agent for the account of the shareholder. The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person.

EXCHANGING SHARES BETWEEN THE FUNDS

As a shareholder in either Fund, you may exchange shares valued at $1,000 or more for shares of any other Fund in the Trust. An exchange may be made by written request signed by all registered owners of the account mailed to the Transfer Agent. Exchanges may also be requested by calling the Transfer Agent if you have completed the Optional Telephone Redemption and Exchange section of the investment application. See "By Telephone" for information about liability for losses due to unauthorized or fraudulent instructions. Requests for exchanges received prior to close of trading on the New York Stock Exchange (currently 4:00 p.m. New York Time) will be processed at the next determined net asset value as of the close of business on the same day. You will be charged a fee by the Transfer Agent for each exchange. Currently these fees are $5.00 per exchange per account.

An exchange is made by redeeming shares of one Fund and using the proceeds to buy shares of another Fund, with the net asset value for the redemption and the purchase calculated on the same day. Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased.

You may make an exchange to a new account or an existing account; however, the account ownerships must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the Exchange Privilege in the future upon 60 days prior notice to the shareholders. If your account is subject to backup withholding, you may not use the Exchange Privilege.

Because excessive trading can hurt the Funds' performance and shareholders, the Funds also reserve the right to temporarily or permanently terminate, with or without advance notice, the Exchange Privilege of any investor who makes excessive use of the Exchange Privilege (e.g. more than 5 exchanges per calendar year). Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Funds.

Selling Your Shares (Redemptions)

All sales will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or the Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

Redemptions will be effected at the next determined share price. The proceeds will then be made payable to the registered shareholder and mailed to the address registered on the account, or wired to your bank or brokerage firm, as authorized by you on your application. The Transfer Agent and the Custodian may charge you a fee for wire transfers. Currently, that fee is a total of $30.00. If, however, Automated Clearing House (ACH) is used for outgoing transfers, this fee will be waived. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. You will be charged a redemption fee of 0.50% of the net asset value of shares held less than 90 days.
- --------------------------------------------------------------
SELLING SHARES BY SYSTEMATIC WITHDRAWAL PLAN. A withdrawal under the Systematic Withdrawal Plan involves selling shares and may result in a gain or loss for federal income tax purposes. Shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program. The minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective 5 business days following receipt of your instructions. Shares will be sold within 3 business days before month-end. - ---------------------
-----------------------------------------------------------

THE FUND MAY REDEEM YOUR SHARES IF YOUR ACCOUNT FALLS BELOW
$2,500

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice from the date the value of his or her shares in the Fund is less than $2,500 ($1,000 for IRAs and MSAs), or such other minimum amount as the Fund may determine from time to time. A fee of $5.00 per month may be charged to accounts that, due to shareholder redemptions, fall below the $2,500 or $1,000 minimums described above. Such fee will be paid to the Adviser.
An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30-day period. Each share of each Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Trust or any Fund of the Trust.

The Funds charge an account closing fee of $15.00. Redemptions specifying a certain date or share price cannot be accepted and will be returned. We will mail or wire you the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check (other than exchanges into the other Fund) will be made only after the check has been collected, which normally may take up to 15 days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payment dates.

EXCHANGING OR SELLING YOUR SHARES

1     BY MAIL.  Your request should be addressed to:

      The Lake Forest Funds
      c/o Unified Fund Services, Inc.
      P.O. Box 6110 Indianapolis, IN 46206-6110

2     BY TELEPHONE. You may request the redemption or exchange
of your shares in either Fund by calling the Transfer Agent at 1-800-592-7722 and requesting that proceeds be mailed to you or wired to your bank or brokerage firm. For sales or exchanges, you must first complete the Optional Telephone Redemption and Exchange section of the investment application.

The Funds, the Adviser, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. If, however, they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed will include recording telephone instructions and requiring a form of personal identification from the caller. The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in contacting the Funds by telephone, although neither the Funds nor the Transfer Agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.

DIVIDENDS AND DISTRIBUTIONS

Dividends begin to accrue after you become a shareholder. Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders. The Core Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare dividends daily and pay them monthly. Each Fund intends to distribute its net long-term capital gains at least once a year and its net short-term capital gains at least once a year. Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date.

An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within 5 business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on shareholders. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Fund and the use of the Exchange Privilege.

Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.
For federal income tax purposes, each Fund is treated as a separate entity for the purpose of computing taxable net income and net realized capital gains and losses. Dividends paid by each Fund from ordinary income and short-term capital gains are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Any distributions designated as being made from net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the holding period of the shareholder. Distributions are taxable whether received in cash or reinvested in additional shares.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend, and although in effect a return of capital, such dividend will be taxable to the shareholder. If a shareholder realizes a loss on the sale or exchange of any shares held for 6 months or less and if the shareholder received a capital gain distribution during such 6 month period, then the loss is treated as a long-term capital loss to the extent of the capital gain distribution. An exchange results in a sale of shares for federal income tax purposes. If you make use of the Exchange Privilege, you may realize either a long-term or short-term capital gain or loss on the shares redeemed.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes.

If for any reason you don't provide the Funds with your correct Social Security or Tax I.D. number (or certify that you are not subject to backup withholding), the Funds are required by the Code to withhold 31% of taxable dividends and proceeds of certain exchanges and redemptions.

MORE INFORMATION ABOUT THE FUNDS

For more information about The Lake Forest Funds, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about The Lake Forest Funds and their management and operations. Additional information about The Lake Forest Funds' investments is available in the Funds' ANNUAL AND SEMI-ANNUAL REPORTS to shareholders which discuss the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Lake Forest Funds' Statement of Additional Information and Annual Reports have been filed electronically with the Securities and Exchange Commission (SEC) and are incorporated by reference into this Prospectus.

PRIVACY POLICY OF LAKE FOREST FUNDS

Personal information is required in order for us to provide you with financial services. Our goal is to provide superior service, and confidence in knowing that your privacy is secure.
We collect nonpublic personal information about you from the following sources:

o Information we receive from you on applications or other forms; and other Information about your transactions with us.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as required by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide services. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


YOU MAY REQUEST THESE DOCUMENTS:

1     BY TELEPHONE. Call The Lake Forest Funds toll-free at 1-
800-592-7722, Monday through Friday, 8 a.m. to 5 p.m. Central
Standard Time. You may also call this number for shareholder inquiries.

2     VIA THE INTERNET. Visit the SEC Web site at WWW.SEC.GOV,
or visit our Web site at WWW.LAKEFORESTFUNDS.COM.

3     FROM THE SEC. The SEC's Public Reference Room in
Washington DC. For more information call 1-800-SEC-0330.
Additional copies of this information can be obtained, for a duplication fee, by writing the Public Reference Section of the SEC, Washington DC 30549-6009.

4     BY MAIL. Specify the documents you are requesting when
writing to us:

           THE LAKE FOREST FUNDS
           c/o Unified Fund Services, Inc
           P.O. Box 6110
           Indianapolis, IN  46206-6110

Investment Company Act file number 811-8906





                                LAKE FOREST FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 1, 2004


                          LAKE FOREST CORE EQUITY FUND
                          LAKE FOREST MONEY MARKET FUND


           This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Lake Forest Funds dated July 1, 2004. The Funds' February 29, 2004 Annual Report accompanies this Statement of Additional Information. The financial statements appearing in the Annual Report are incorporated herein by reference. A copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box 6110 Indianapolis, IN 46206-6110, or by calling 1-800-592-7722.

                                TABLE OF CONTENTS




THE TRUST  						1

THE SHARES OF THE TRUST				2

PRINCIPAL HOLDERS OF THE FUNDS			3

ADDITIONAL INVESTMENT INFORMATION		4

           Investment Limitations				4

           Fund Securities					5

           Investment Risks.					 8

           Performance Information				8

 MANAGEMENT OF THE FUNDS.			9

           Trustees And Officers.				9

           Trustee Compensation				10

INVESTMENT ADVISORY AND OTHER SERVICES	11

           Investment Adviser					11

           Custodian						12

           Transfer Agent /Administrator			12

           Accountants					13

           Legal Counsel	.				13

PORTFOLIO TRANSACTIONS AND BROKERAGE	13

PURCHASE, REDEMPTION AND PRICING OF SHARES	14

           How To Invest In Each Fund				14

           Exchange Privilege					15

           How To Redeem Shares				16

           Share Price Calculation				17

           Dividends And Distributions				18

           Taxes						18

INVESTMENT PERFORMANCE				19

FINANCIAL STATEMENTS.				20


                                    THE TRUST

The Lake Forest Funds (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust
Agreement").

                             THE SHARES OF THE TRUST

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two diversified series have been authorized, which shares constitute the interests in Lake Forest Core Equity Fund (the "Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund").

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Upon sixty days prior written notice to shareholders, a Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. All shares of a fund are redeemable, freely transferable, and have equal dividend, voting and liquidation rights.

         PRINCIPAL HOLDERS OF THE FUNDS [confirm all holdings]


As of June 25, 2004, the following persons owned five percent
(5%) or more of the Equity Fund:


NAME AND ADDRESS
PERCENT OUTSTANDING
- ----------------
Charles Peters       12.04%
1786 Golf Ridge Dr. S.
Bloomfield Hills, MI  48302-1730


As of June 25, 2004, the following persons owned five percent
(5%) or more of

the Money Market Fund:

NAME AND ADDRESS
PERCENT OUTSTANDING
- ----------------
Ian C. Brown        7.04%
5238 Leona St.
Oakland, CA 94619

Lemanski Trust      6.70%
2004 Valley Lo Lane
Glenview, IL  60025

Eric Norgaard Living Trust      9.73%
950 North Milwaukee Avenue
Glenview, IL  60025

As of June 25, 2004, the officers, directors and members of the Board of Trustees of the Trust owned 4.59% of the Core Equity
Fund and 0.00% of the Money Market Fund.

                        ADDITIONAL INVESTMENT INFORMATION

This section contains a more detailed discussion of some of the investments a Fund may make and some of the techniques it may use, as described in the Prospectus. The investment objective of each Fund and all policies not specified as fundamental may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of the Fund. Any change in objective may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable series) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Trust (or the applicable series).

INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are fundamental and may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. Except for the limitations on borrowing, percentage restrictions apply as of the time of an investment and without regard to later increases or decreases in the value of securities or total net assets.

BORROWING MONEY. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

SENIOR SECURITIES. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

UNDERWRITING. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

REAL ESTATE. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

COMMODITIES. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

LOANS. The Funds will not make loans to other persons, except
(a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

CONCENTRATION. Neither Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following policies have been adopted by the Trust with respect to each Fund and may be changed at any time by the Board of Trustees without shareholder approval.

PLEDGING. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. The Fund will not mortgage, pledge or hypothecate more than 1/3 of its assets in connection with borrowings.

BORROWING. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

MARGIN PURCHASES. A Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

SHORT SALES. A Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

OPTIONS. A Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and this Statement of Additional Information.

ILLIQUID INVESTMENTS. A Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

FUND SECURITIES

Although not principal to the Funds' investment strategies, the Funds may from time to time invest in the following securities:

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. government securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (FHLMC), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

MORTGAGE-RELATED SECURITIES. One form of U.S. government securities in which each Fund may invest is mortgage-related securities. Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and FHLMC, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Funds will only invest in pools of mortgage loans assembled for sale to investors by agencies or instrumentalities of the U.S. government. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. Multiclass pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. The Funds will only invest in CMOs, REMICs and multi-class pass-through securities (collectively "CMOs" unless the context indicates otherwise) issued by agencies or instrumentalities of the U.S. government (such as FHLMC). Neither Fund will invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.

CMOs are issued with a variety of classes or "tranches," which have different maturities and are often retired in sequence. One or more tranches of a CMO may have coupon rates, which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These "floating rate CMOs," typically are issued with lifetime "caps" on their coupon rate, which means that there is a ceiling beyond which the coupon rate may not be increased. The yield of some floating rate CMOs varies in excess of the change in the index, which would cause the value of such CMOs to fluctuate significantly once rates reach the cap.

REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with other CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return. Investment in such securities could also subject the Funds to "maturity extension risk" which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered a short or immediate-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

OPTION TRANSACTIONS. The Equity Fund may engage in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government securities or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short and long-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral with the Fund, in the form of cash or U.S. government securities, on a daily marked-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be material. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

FIXED-INCOME SECURITIES. Each Fund may invest in fixed-income securities. Fixed-income securities include, U.S. government securities, mortgage-related securities, repurchase agreements and participation interests in such securities. The Money Market Fund will not invest in corporate debt securities, and the Equity Fund will only invest in corporate debt securities rated A or higher by S&P or Moody's.Fixed-income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REPURCHASE AGREEMENTS. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. government security (which may be of any maturity) and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value ("counter-party credit risk"). However, both Funds intend to enter into repurchase agreements only with Firstar Bank, N.A. (the Trust's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions, and a Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. The Funds seek to avoid counter-party credit risk by purchasing their securities outright whenever possible.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Trust's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in a Fund's share price and yield. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating and variable rate obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values.

A Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations may carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of the Fund's portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees.

BORROWING. A Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of the value of the Fund's total assets (calculated after such borrowing).
Borrowings other than from banks are limited to 5% of total assets (calculated before such borrowing).

OTHER INVESTMENT COMPANIES. Each Fund is permitted to invest in other investment companies at any time so long as such investment meets the requirements under the Investment Company Act of 1940. Currently, these are that such investment does not cause a Fund to (a) have more than 5% of the value of its total assets invested in any one such company, (b) have more than 10% of the Fund's total assets invested in such companies, or (c) own more than 3% of the total outstanding voting stock of any such company.

FOREIGN COMPANIES. The Core Equity Fund may, from time to time, invest in common stock of foreign companies through the purchase of sponsored American Depository Receipts.

INVESTMENT RISKS

INTEREST RATE RISK. The value of fixed income securities, which the Fund purchases may decline because of an increase in interest rates.

CREDIT RISK. The value of fixed income securities which the Fund purchases may decline if the issuer of the security experiences difficulty in making timely interest and principal payments.

COUNTRY RISK. The value of foreign securities may fluctuate because of political, financial and economic events in foreign countries.

CURRENCY RISK. The dollar value of foreign securities may fluctuate because of changing currency exchange rates.

PERFORMANCE INFORMATION

Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

Each Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for a Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

The Money Market Fund may periodically advertise its "yield" and "effective yield." The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Funds may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc. or the Donoghue Organization, Inc.). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average. The Funds' Annual Report contains additional performance information. The Report is available upon request and without charge from the Funds' Transfer Agent.

The advertised performance data of each Fund is based on historical performance and is not intended to indicate future performance. Yields and rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any yield or rate of total return will be maintained. The principal value of an investment in the Equity Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.


                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

The Trust's Board of Directors has general supervisory responsibilities of the Lake Forest Funds and supervises the investment adviser's activities. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


EUGENE A. PROFIT, President, Chief Executive Officer and acting
Chief Financial Officer
Profit Investment Management
8720 Georgia Avenue
Suite 808
Silver Spring, Maryland 20910
39 Years Old


Eugene A. Profit, President of Profit Investment Management is responsible for managing the portfolio of the Funds and has acted in this capacity since the close of business on March 5, 2004. Mr. Profit has been the portfolio manager of the Profit Finds Investment trust since October 13, 1997. Mr. Profit has been the President and Chief Executive Officer of the Profit Funds Investment trust since February, 1996; Marketing Director, Crossroads Group, Parsippany, New Jersey (1993 - 1994); Owner, Cravings Bakery (1991 - 1993); and a player in the National Football League ( 1986 - 1991).


ROBERT E. ALFE, Trustee
582 Oakwood Avenue
Lake Forest, IL  60045
63 Years Old

Mr. Alfe is an architect and builder, and the President of Alfe
Development Corporation, a real estate development company.


GARY M. PATYK, Trustee
8225 W. Center St. Apt.1
Milwaukee, WI  53222
63 Years Old

Mr. Patyk has been a consultant with LA-Z-BOY Furniture
Galleries since 1997. From 1995 to 1997, he was a consultant with Transworld Systems, Inc., an accounts receivable recovery firm, since 1995. Prior to 1995, he was a consultant with Trend
Consulting, a general business consulting firm.

KENNETH J. MALEK, Trustee
175 West Jackson Blvd Suite 500
Chicago, IL 60604-2601
48 Years Old

Mr. Malek has been the Vice President of Navigant Consulting
Inc. and its predecessors since 1996. Prior to 1996, he was a partner in the Financial Advisory Practice of Ernst & Young.


PATRICK BELL, Assistant Secretary
8720 Georgia Avenue, Suite 808
Silver Spring, Maryland 20910

Mr. Bell joined Profit Investment Management in August 2003, and serves as an assistant portfolio manager to client portfolios. He is responsible for attribution analytics, equity research and business development. Patrick has fifteen years of investment and plan sponsor experience. Prior to joining PIM, Patrick was the Chief Investment Officer, Montgomery County, Maryland Employee Retirement System and a Senior Manager for Fairfax County, Virginia Employee Retirement System. He is a former trustee of City of Rockville, Maryland Employee Retirement System. Patrick holds a B.S. in Accounting from Long Island University and an MBA from the University of Maryland.

ARTHUR DON, Assistant Secretary (for clerical purposes only) C/O
Seyfarth Shaw LLP, 55 East Monroe Street, Suite 4200 Chicago, IL
60603-5803


TRUSTEE COMPENSATION [confirm compensation]

The compensation paid to the Trustees of the Trust during the last fiscal year is set forth in the following table:
- --------------------------- ------------------------
NAME OF PERSON, POSITION    AGGREGATE COMPENSATION   PENSION OR
RETIREMENT    ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                            FROM FUNDS               BENEFITS
ACCRUED AS      BENEFITS UPON           FUND AND FUND COMPLEX
PAID
                                                     PART OF
EXPENSES         RETIREMENT              TO TRUSTEES
- --------------------------- ------------------------ ---------

Robert E. Alfe
0                        0                   0                 0

- --------------------------- ------------------------ ---------
Kenneth J. Malek
0                        0                   0                 0
----------------- ------------------------ ---------------------
Gary M. Patyk

0                        0                   0                 0

- --------------------------- ------------------------ ---------

       INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


Profit Investment Management (the "Adviser"), 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, performs portfolio management and other services for the Trust pursuant to a Management Agreement entered into on March 5, 2004 (the "Agreement"). The Adviser was formed in February 1996 as a Delaware limited liability company for the purpose of providing investment advice to the Trust and to others.

The Adviser agrees to waive all advisory fees with respect to the services to be rendered by the Adviser. The Adviser shall pay all the compensation and expenses of the Adviser's employees who serve as trustees, officers, employees or agents of the Trust, and shall provide customary clerical services, staff services, office space and office supplies relating to the provision of advisory services to the Trust.

The Trust will pay all operating expenses of the Trust, including the compensation and expenses of any non-interested trustees of the Trust and of any other non-interested persons rendering any services to the Trust; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; non-organizational expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Trust; expenses, including clerical expenses of issue, sale, redemption or repurchase of shares of the Trust; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Trust's current and prospective shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholder's meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Trust's shares; and all other operating expenses.

The Adviser will reimburse the Trust for the Trust's expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short) and such extraordinary or non-recurring expenses as may arise, in order to maintain the total operating expenses of the Lake Forest Core Equity Fund series at 2.45% of its average daily net assets and to maintain the total operating expenses of the Lake Forest Money Market Fund series at 1.00% of its average daily net assets, in each instance as measured for the period commencing on the close of business on March 5, 2004. The Adviser shall not be required to reimburse the Trust for expenses incurred by the Trust prior to the close of business on March 5, 2004. For the purposes of this agreement, "extraordinary or non-recurring expenses" shall be deemed to include litigation or administrative proceedings to which the Trust may be a party and indemnification of the Trust's trustees and officers with respect thereto, fund liquidation proceedings, if any, and extraordinary shareholders meetings and proxy solicitations. Notwithstanding the foregoing, the Adviser may voluntarily absorb other expenses in its sole discretion.

Subject to its obligation to seek the best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Funds) may pay fees to certain persons based on investments made and maintained by investors such persons have referred to the Funds. The Adviser (not the Funds) also may pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Agreement was adopted as an interim contract pursuant to Rule 15a-4 promulgated under the Investment Company Act of 1940. Subject to earlier termination, the Agreement shall remain in force for a period of one hundred fifty (150) days from March 5, 2004.

During the years ended February 28, 2001, 2002, 2003 and 2004 the Core Equity Fund paid advisory fees of $191,598, $142,850, $93,582 and $74,423 respectively. During the same periods, the Money Market Fund paid advisory fees of $45,492 $40,968,$34,343, and $30,736 respectively. These fees were paid to a previous unaffiliated adviser.

The Trust's previous adviser retains the right to use the name "Lake Forest Funds" in connection with another investment company or business enterprise with which such previous adviser is or may become associated. While the Trust's right to use the name "Lake Forest Funds" automatically ceased thirty days after termination of the management agreement with the previous adviser, the previous adviser has orally agreed to permit the Trust to continue to use the name for an indefinite period of time. The previous adviser may revoke this permission at any time.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, the Adviser believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may purchase from time to time securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

In approving the March 5, 2004 interim management agreement with Profit Investment Management, the independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the management agreement, in conjunction with experienced counsel independent from the former and current advisers. The agreement was made on an interim basis due to the mutual termination of the management agreement with the Trust's previous adviser. In particular, in approving the interim agreement, the Trustees acknowledged that (1) the new Adviser had agreed to serve on an interim basis for no compensation, and had agreed to expense limitations similar to the expense limitations of another mutual fund managed by the Adviser, (2) the Adviser has excellent short-term and longer-term investment performance managing an equity fund similar in investment strategy and size of assets to the Core Equity Fund, (3) the Adviser has staff available to manage the Money Market Fund, and
(4) in general, the Adviser has the scope and quality of resources necessary to serve as Adviser to a smaller mutual fund similar to the Trust, including experience coordinating activities of outside service providers and maintaining compliance with applicable laws. Although no decision has been made yet with respect to any strategic transactions relating to the Trust or its two funds, the Trustees also recognized that the Adviser had recently merged a smaller unaffiliated fund group into the Adviser's other fund, in a way that was deemed beneficial to the shareholders of both of the other fund groups. No single factor was considered in isolation or deemed to be determinative to the decision to approve the interim management agreement. Instead, the Trustees concluded, in light of all the circumstances, that it was in the best interests of the Trust and its shareholders to approve the interim management agreement.

CUSTODIAN

U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect hereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT /ADMINISTRATOR

Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110, acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Fund Services, Inc. provides each Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

The firm of Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania, 19102, has been selected as independent public accountants for the Trust. Briggs, Bunting & Dougherty, LLP performs an annual audit of the funds' financial statements and provides financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

The firm of Seyfarth Shaw LLP, 55 East Monroe Street, Suite
4200, Chicago, Illinois 60603 acts as legal counsel to the Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analysis of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Trust. Although research services and other information are useful to the Trust and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


During the fiscal year ended February 298, 2004, the Core Equity Fund paid brokerage commissions in the aggregate amount of [$3,411]. Since money market transactions are usually principal transactions with issuers or dealers, the Money Market Fund ordinarily pays no brokerage commissions., and the Fund paid no commissions during the fiscal year ended February 29, 2004. [confirm]


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW TO INVEST IN EACH FUND

Subject to a minimum initial investment of $2,500 for each Fund ($1,000 for tax sheltered accounts such as IRAs, MSAs and similar accounts) and minimum subsequent investments of $500, you may invest any amount you choose, as often as you want, in either Fund. You may diversify your investments by choosing a combination of the Funds for your investment program.

INITIAL PURCHASE

BY MAIL. You may purchase shares of each Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to The Lake Forest Funds, and sent to the Custodian at:

Lake Forest Funds
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110


Please identify the Fund(s) in which you wish to invest.

Your purchase of shares of the Lake Forest Core Equity Fund will be effected at the next share price calculated after receipt of your investment. Your order for shares of the Lake Forest Money Market Fund will not be complete until the Fund has received federal funds. If a check for purchase of shares is not drawn on federal funds, shares will be purchased at the next share price calculated after the check is converted into federal funds (normally two days or less).

BY WIRE. You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must first call Unified Fund Services, Inc., the Funds' Transfer Agent, at (800) 592-7722 and then provide the following information in your wire:

LAKE FOREST CORE EQUITY FUN       LAKE FOREST MONEY MARKET FUND:


U.S. Bank, CINTI/TRUST                	U.S. Bank  CINTI/TRUST
ABA #0420-0001-3                      	ABA #0420-0001-3
Attn: Lake Forest Core Equity Fund Attn: Lake Forest Money
Market Fund
DDA # 199457631                           	DDA # 199457631
Account Name                                	Account Name
(write in shareholder name)      	(write in shareholder name)
Shareholder Account # (write in account #)    Shareholder
Account # (write in account #)


You are required to mail a signed application to the Transfer Agent at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Transfer Agent. The Transfer Agent or the Custodian may charge you a fee for wire transfers.

Currently, that fee is a total of $15.00. If, however, Automated Clearing House (ACH) is used for incoming transfers, there will be no fee. Any charges for wire transfers will be deducted from your Fund account by redemption of shares. Your bank may also charge you a fee for this service.

ADDITIONAL INVESTMENTS. You may purchase additional shares of either Fund at any time (minimum of $500) by mail or wire. Each additional purchase request must contain your name, the name of your account(s), your account number(s), and the Fund(s) in which you wish to invest. Checks should be made payable to The Lake Forest Funds and should be sent to the Custodian's address. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT OPTION. You may arrange to make additional investments ($100 minimum) automatically on a monthly or bi-monthly basis by transfers from your checking account. You must complete the Optional Automatic Investment Plan section of the investment application and provide the Trust with a voided check to institute this option. You may terminate this automatic investment program at any time, and the Fund may modify or terminate the plan at any time.

TAX SHELTERED PLANS. Since the Funds are oriented to longer-term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); Medical Savings Accounts
(MSAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.

Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for tax-sheltered accounts will be paid by the shareholder by redemption of sufficient shares of the Fund from the account unless the fees are paid directly to the custodian. You can obtain information about the custodial fees from the Transfer Agent.

OTHER PURCHASE INFORMATION. Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be charged $20.00 and will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in either Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in either Fund.

EXCHANGE PRIVILEGE

As a shareholder in any Fund, you may exchange shares valued at $1,000 or more for shares of any other Fund in the Trust. An exchange may be made by written request signed by all registered owners of the account mailed to the Transfer Agent. Exchanges may also be requested by calling the Transfer Agent if you have completed the Optional Telephone Redemption and Exchange section of the investment application. For information about liability for losses due to unauthorized or fraudulent instructions, see "By Telephone." Requests for exchanges received prior to close of trading on the New York Stock Exchange (currently 4:00 p.m. New York Time) will be processed at the next determined net asset value as of the close of business on the same day. You will be charged a fee by the Transfer Agent for each exchange. Currently such fees are $5.00 per exchange per account.

An exchange is made by redeeming shares of one Fund and using the proceeds to buy shares of another Fund, with the net asset value for the redemption and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the Exchange Privilege, you may realize either a long-term or short-term capital gain or loss on the shares redeemed.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownerships must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the Exchange Privilege in the future upon 60 days prior notice to the shareholders. If your account is subject to backup withholding, you may not use the Exchange Privilege.

Because excessive trading can hurt the Funds' performance and shareholders, the Funds also reserve the right to temporarily or permanently terminate, with or without advance notice, the Exchange Privilege of any investor who makes excessive use of the Exchange Privilege (e.g. more than five exchanges per calendar year). Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Funds.

HOW TO REDEEM SHARES


BY MAIL. You may redeem any part of your account in either Fund by mail. All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. You will be charged a redemption fee of 0.50% of the net asset value of shares held less than 90 days.

Your request should be addressed to:

The Lake Forest Funds
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund or the Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


BY TELEPHONE. You may request a redemption of your shares in either Fund by calling the Transfer Agent and requesting that proceeds be mailed to you or wired to your bank or brokerage firm. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The redemption will be effected at the next determined share price. The proceeds will then be made payable to the registered shareholder and mailed to the address registered on the account, or wired to your bank or brokerage firm, as authorized by you on your application. The Transfer Agent and the Custodian may charge you a fee for wire transfers. Currently that fee is a total of $30.00. If Automated Clearing House (ACH) is used for outgoing transfers, however, there will be no fee. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

The Funds, the Adviser, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. If, however, they do not emplov reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.

Procedures employed will include recording telephone instructions and requiring a form of personal identification from the caller. The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail or facsimile.

BY SYSTEMATIC WITHDRAWAL PLAN. As another convenience, the Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective five business days following receipt of your instructions. Shares will be sold within 3 business days before month-end. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

ADDITIONAL INFORMATION. If you are not certain of the requirements for a redemption please call the Transfer Agent at
(800) 592-7722. The Funds charge an account closing fee of $15.00. Redemptions specifying a certain date or share price cannot be accepted and will be returned. We will mail or wire you the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check (other than exchanges into the other
Fund) will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payment dates.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice from the date the value of his or her shares in the Fund is less than $2,500, or such other minimum amount as the Fund may determine from time to time. A fee of $5.00 per month may be charged to accounts (except IRAs and Medical Savings Accounts) that, due to shareholder redemptions, fall below $2,500. Such fee will be paid to the Adviser. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30-day period. Each share of each Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Trust or any Fund of the Trust.

SHARE PRICE CALCULATION

The share price (net asset value) of the Equity Fund is calculated once daily, as of the close of trading on the New York Stock Exchange (4:00 p.m., New York Time), on any day when the New York Stock Exchange and the Custodian are open for business. The net asset value of shares of the Money Market Fund is calculated twice daily as of 12:00 p.m. and 4:00 p.m., New York Time, on any day when the New York Stock Exchange and the Custodian are open for business. The price of the shares of a Fund will also be calculated on other days if there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. For the Money Market Fund, this is known as the penny-rounding method of pricing.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Money Market Fund seeks to maintain a stable net asset value of $1.00 per share pursuant to Rule 2a-7 under the Investment Company Act of 1940. In accordance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio of 90 days or less, purchase only instruments having remaining maturities of 397 days or less (except for U.S. government securities, which may have remaining maturities of 762 days or less) and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare dividends daily and pay them monthly. Each Fund intends to distribute its net long-term capital gains at least once a year and its net short-term capital gains at least once a year. Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on shareholders. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the
Fund and the use of the Exchange Privilege.

Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.
For federal income tax purposes, each Fund is treated as a separate entity for the purpose of computing taxable net income and net realized capital gains and losses. Dividends paid by each Fund from ordinary income and short-term capital gains are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Any distributions designated as being made from net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the holding period of the shareholder. Distributions are taxable whether received in cash or reinvested in additional shares.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and although in effect a return of capital, such dividend will be taxable to the shareholder. If a shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during such six-month period, then the loss is treated as a long-term capital loss to the extent of the capital gain distribution. An exchange results in a sale of shares for federal income tax purposes. If you make use of the Exchange Privilege, you may realize either a long-term or short-term capital gain or loss on the shares redeemed.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes.

If for any reason you don't provide the Funds with your correct Social Security or Tax I.D. number (or certify that you are not subject to backup withholding), the Funds are required by the Code to withhold 31% of taxable dividends and proceeds of certain exchanges and redemptions.

                             INVESTMENT PERFORMANCE


The Core Equity Funds' total return for the fiscal years ended February 29, 2004, February 28, 2003, February 28, 2002, February 28, 2001, February 29, 2000, February 28, 1999, and February 28, 1998, was 33.13%, (27.62)%, (11.76)%, (14.02)%,
9.33%, 14.03%, and 30.87%, respectively.

The Money Market Fund's current and effective yields for the seven-day period ended February 28, 2004, were 0.70% and 0.70% respectively. The Money Market Fund's current and effective yields for the seven-day period ended February 28, 2003 were ..98% and .98% respectively. The Money Market Fund's current and effective yields for the seven-day period ended February 28, 2002 were 1.43% and 1.46% respectively. The Money Market Fund's current and effective yields for the seven-day period ended February 28, 2001 were 5.19% and 5.33%, respectively. The Money Market Fund's current and effective yields for the seven-day period ended February 29, 2000 were 5.57% and 5.73%, respectively. The Money Market Fund's current and effective yields for the seven-day period ended February 28, 1999 were 4.63% and 4.73%, respectively.

"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of a Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                            P(1+T)n=ERV

Where:        P   = a hypothetical $1,000 initial investment
              T   = average annual total return
              n   = number of years
              ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

Current yield for the Money Market Fund is computed by determining the net change in the value of a hypothetical pre-existing account with a balance of one share at the beginning of a seven calendar day period (the "Base Period") and dividing the net change by the value of the account at the beginning of the Base Period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield is computed by compounding the base period return, according to the following formula: effective yield = [(base period return + 1) 365/7] - 1.
A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the appropriate Fund or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

In addition, the performance of either Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc., Morningstar, Inc. or the IBC Financial Data, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                              FINANCIAL STATEMENTS

The Financial Statements are incorporated herein by reference to the Funds' Annual Report for the fiscal year ended February 29, 2004.


                              THE LAKE FOREST FUNDS

PART C.    OTHER INFORMATION
           -----------------



ITEM 23.   EXHIBITS

             (a)        Conformed copy of the Declaration of
                        Trust, incorporated by reference to
                        Post-Effective Amendment No. 2, File
                        No. 33-87494.

             (b)        By-Laws, as amended, incorporated by
                        reference to Post-Effective Amendment
                        No. 2, File No. 33-87494.

             (c)        Not Applicable.

             (d)        Investment Management Agreement, as
                        amended July 1, 1997, incorporated by
                        reference to Post-Effective Amendment
                        No. 3, File No. 33-87494.

            	      Management Agreement, dated as of
                      March 5, 2004.

             (e)        Not Applicable.

             (f)        Not Applicable.

             (g)        Custodian Agreement, incorporated by
                        reference to Post-Effective Amendment
                        No. 2, File No. 33-87494.

             (h)        Administrative Agreement, incorporated
                        by reference to Exhibit 5(c) to
                        Post-Effective Amendment No. 2, File
                        No. 33-87494.

                        Transfer Agency Agreement,
                        incorporated by reference to
                        Post-Effective Amendment No. 2,
                        File No. 33-87494.

                        Model Plan used in Establishment of
                        IRA/SEP, incorporated by reference to
                        Post-Effective Amendment No. 2, File
                        No. 33-87494.


            (i)        Opinion of Seyfarth Shaw LLP


            (j)        Consent of Briggs, Bunting &
                        Dougherty, LLP


             (k) Financial Statements, incorporated by reference to the following portion of Registrant's 2004 Annual Report; a copy of the report was filed with the Commission on April 30, 2004 and is not included in this amendment.
      (1) Statement of Assets and Liabilities for the Core Equity Fund as of February 29, 2004.

      (2)       Report of Independent Public Accountant.


      (3)     Statement of Assets and Liabilities for the Money
Market Fund as of February 29, 2004.

       (4) Statement of Operations for the Core Equity Fund for the period ended February 29, 2004.

       (5) Statement of Operations for the Money Market Fund for the period ended February 29, 2004.


       (6)     Notes to Financial Statements.

(k)	Letter from initial shareholder, incorporated by
reference to

Post-Effective Amendment No. 2, File
                        No. 33-87494.

       (l)        Not Applicable.

        (m)      Schedule for Computation of Each
                 Performance Quotation, incorporated by
                 reference to Post-Effective Amendment
                 No. 2, File No. 33-87494.

        (n)        Not Applicable.

        (o)      Powers of Attorney, incorporated by
                 reference to Post-Effective Amendment
                 No. 2, File No. 33-87494 and Post-Effective
	        Amendment No. 10, File Number 33-87494.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
THE REGISTRANT
- --------   ---------------------------------------------------

                     None.

ITEM 25.   INDEMNIFICATION

 (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject
to and except as otherwise provided in the Securities Act of
1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers(including persons who serve at the Trust's request as directors, officers or trustees of
another organization in which the Trust has any interest as a shareholder, creditor or otherwise(hereinafter referred to as a "Covered Person")against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in
compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any
Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal,
before any court or	administrative or legislative body, in which
such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

 (c)Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           A.        Profit Investment Management (the
"Adviser") is a registered investment adviser. It has engaged in no other business during the past three fiscal years of the Trust.

           B. The Directors and officers of the Adviser have had no other business connections during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS                     None.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS


Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 8720 Georgia Avenue Suite 808 Silver Spring , Maryland 20910 and/or by the Registrant's Custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 or transfer and shareholder service agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204-1806.


ITEM 29.   MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
- --------   -------------------------------------------------

                     None.

ITEM 30.   UNDERTAKINGS

           The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Philadelphia, Pa., on the 30th day of June, 2004.


                     THE LAKE FOREST FUNDS

By:       Eugene A. Profit
                                                ----------------

Eugene A. Profit, President


           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


EUGENE A. PROFIT
President,
Chief Executive
Officer and Chief Financial Officer
June 30, 2004

Eugene Profit
- ------------------


ROBERT E. ALFE*
Trustee
June 30, 2004

ROBERT E. ALFE
- --------------

GARY M. PATYK*
Trustee
June 30, 2004

Gary M. Patyk
- -------------


KENNETH J. MALEK*
Trustee
June 30, 2004

Kenneth J. Malek
- ----------------







*By:  ARTHUR DON
Arthur Don
-------------------------------



*Arthur Don signs this document on behalf of the Registrant and the foregoing Officers and Trustees pursuant to the power of attorney filed as Item 23, Exhibit (o) to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N1-A and Item 23, Exhibit (o) to Post-Effective Amendment
No. 10 to Registrant's Registration Statement on Form N1-A.

<SEQUENCE>4
<FILENAME>exh-i.txt

MANAGEMENT AGREEMENT


TO:  Profit Investment Management
	8720 Georgia Avenue, Suite 808
     Silver Spring, Maryland 20910

Dear Sirs:

       The Lake Forest Funds (the "Trust") herewith confirms our agreement with you.

       The Trust has been organized to engage in the business of an investment company. The Trust currently offers two series of shares to investors: the Lake Forest Core Equity Fund series and the Lake Forest Money Market Fund series (the "Funds"). The Trust's Board of Trustees (the "Board") is authorized from time to time, as it deems necessary or desirable, to establish and designate additional series of shares.

       You have been selected to act as the sole investment adviser of the Trust and to provide certain other services, as more fully set forth below, and you are willing to act as such investment adviser and to perform such services under the terms and conditions hereinafter set forth. Accordingly, the Trust agrees with you as follows upon the date of this Agreement.

1.     ADVISORY SERVICES

       You will regularly provide the Trust with such investment advice as you in your discretion deem advisable and will furnish a continuous investment program for each of the Trust's series consistent with the respective series' investment objectives and policies. You will determine the securities to be purchased for each series of the Trust, the portfolio securities to be held or sold by each series of the Trust and the portion of each series' assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board may from time to time establish. You will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.

2.     ALLOCATION OF CHARGES AND EXPENSES

       Except as provided herein, the Trust will pay all operating expenses of the Trust, including the compensation and expenses of any non-interested trustees of the Trust and of any other non-interested persons rendering any services to the Trust; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; non-organizational expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Trust; expenses, including clerical expenses of issue, sale, redemption or repurchase of shares of the Trust; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Trust's current and prospective shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholder's meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Trust's shares; and all other operating expenses.

	You shall pay all the compensation and expenses of your employees who serve as trustees, officers, employees or agents of the Trust, and shall provide customary clerical services, staff services, office space and office supplies relating to the provision of your advisory services.

	You agree to reimburse the Trust for the Trust's expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short) and such extraordinary or non-recurring expenses as may arise, in order to maintain the total operating expenses of the Lake Forest Core Equity Fund series at 2.45% of its average daily net assets and to maintain the total operating expenses of the Lake Forest Money Market Fund series at 1.00% of its average daily net assets, in each instance as measured for the period commencing with the effective date of this Agreement. You shall not be required to reimburse the Trust for expenses incurred by the Trust prior to the effective date of this Agreement. For the purposes of this agreement, "extraordinary or non-recurring expenses" shall be deemed to include litigation or administrative proceedings to which the Trust may be a party and indemnification of the Trust's trustees and officers with respect thereto, fund liquidation proceedings, if any, and extraordinary shareholders meetings and proxy solicitations. Notwithstanding the foregoing, you may voluntarily absorb other expenses in your sole discretion.

3.   COMPENSATION OF THE ADVISER

          You agree to waive all advisory fees with respect to the services to be rendered by you as provided in this Agreement.

4.   EXECUTION OF PURCHASE AND SALE ORDERS

          In connection with purchases or sales of portfolio securities for the account of each series of the Trust, it is understood that you will arrange for the placing of all orders for the purchase and sale of portfolio securities for the account with brokers or dealers selected by you, subject to review of this selection by the Board from time to time. You will be responsible for the negotiation and the allocation of principal business and portfolio brokerage. In the selection of such brokers or dealers and the placing of such orders, you are directed at all times to seek for the series the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.

          You should generally seek favorable prices and commission rates that are reasonable in relation to the benefits received. In seeking best qualitative execution, you are authorized to select brokers or dealers who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Trust and/or other accounts over which you exercise investment discretion. You are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a Trust portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if you determine in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker or dealer. The determination may be viewed in terms of either a particular transaction or your overall responsibilities with respect to the Trust and to accounts over which you exercise investment discretion. The Trust and you understand and acknowledge that, although the information may be useful to the Trust and you, it is not possible to place a dollar value on such information. The Board shall periodically review the commissions paid by the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits of the Trust.

          Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best qualitative execution as described above, you may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

          Subject to the provisions of the Investment Company Act of 1940, as amended, and other applicable law, you or any of your affiliates may retain compensation in connection with effecting the Trust's portfolio transactions, including transactions effected through others. If any occasion should arise in which you give advice to clients of yours concerning the shares of the Trust, you will act solely as investment counsel for such client and not in any way on behalf of the Trust. Your services to the Trust pursuant to this Agreement are not to be deemed to be exclusive and it is understood that you may render investment advice, management and other services to others, including other registered investment companies.

5.   LIMITATION OF LIABILITY OF ADVISER

          You may rely on information reasonably believed by you to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 or the rules thereunder, neither you nor your shareholders, officers, directors, employees, agents, control persons or affiliates of any thereof shall be subject to any liability for, or any damages, expenses or losses incurred by the Trust in connection with, any error judgment, mistake of law, any act or omission connected with or arising out of any services rendered under, or payments made pursuant to, this Agreement or any other matter to which this Agreement relates, except by reason of willful misfeasance, bad faith or gross negligence on the part of any such persons in the performance of your duties under this Agreement, or by reason of reckless disregard by any of such persons of your obligations and duties under this Agreement.

          Any person, even though also a director, officer, employee, shareholder or agent of you, who may be or become an officer, director, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with your duties hereunder), to be rendering such services to or acting solely for the Trust and not as a director, officer, employee, shareholder or agent of you, or one under your control or direction, even though paid by you.

6.   DURATION AND TERMINATION OF THIS AGREEMENT

          This Agreement is adopted as an interim contract pursuant to Rule 15a-4 promulgated under the Investment Company Act of 1940. This Agreement shall take effect as of the close of business on March 5, 2004 and shall remain in force for a period of one hundred fifty (150) days from such date.

       This Agreement may, on ten calendar days written notice, be terminated with respect to a series at any time without the payment of any penalty, by the Board or by a vote of a majority of the outstanding voting securities of the series. This Agreement may also be terminated by you upon thirty days written notice. This Agreement shall automatically terminate in the event of its assignment.

7.	USE OF NAME

	You shall work with the trustees to change the name of the Trust and delete "Lake Forest" with all deliberate speed, but in any event prior to the termination of this Agreement.

8.     AMENDMENT OF THIS AGREEMENT

        No provision of this Agreement may be changed, waived, discharged or terminated orally, and no amendment of this Agreement shall be effective until approved by the Board, including a majority of the trustees who are not interested persons of you or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and (if required under current interpretations of the Act by the Securities and Exchange Commission) by vote of the holders of a majority of the outstanding voting securities of the series to which the amendment relates.

9.      LIMITATION OF LIABILITY TO TRUST PROPERTY

        The term "The Lake Forest Funds" means and refers to the Trustees from time to time serving under the Trust's Declaration of Trust as the same may subsequently thereto have been, or subsequently hereto be, amended. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Trust, personally, but bind only the trust property of the Trust, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the trustees and shareholders of the Trust and signed by officers of the Trust, acting as such, and neither such authorization by such trustees and shareholders nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in its Declaration of Trust. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of the State of Ohio.

10.     SEVERABILITY

        In the event any provision of this Agreement is determined to be void or unenforceable, such determination shall not affect the remainder of this Agreement, which shall continue to be in force.

11.     QUESTIONS OF INTERPRETATION

        (a)	This Agreement shall be governed by the laws of the
State of Ohio.

        (b) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940, as amended (the "Act") shall be resolved by reference to such term or provision of the Act and to interpretation thereof, if any, by the United States courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission issued pursuant to such Act. In addition, where the effect of a requirement of the Act, reflected in any provision of this Agreement is revised by rule, regulation or order of the Securities and Exchange Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

12.  NOTICES

        Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Chairman Kenneth J. Malek, 175 W. Jackson Blvd., Suite 500, Chicago, IL 60604-2601 and your address for this purpose shall be c/o Eugene
A. Profit, 8720 Georgia Avenue, Suite 808, Silver Spring, MD
20910.

13.  COUNTERPARTS

        This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

14.  BINDING EFFECT

        Each of the undersigned expressly warrants and represents that he has the full power and authority to sign this Agreement on behalf of the party indicated, and that his signature will operate to bind the party indicated to the foregoing terms.

15.  CAPTIONS

        The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

        [REMAINDER OF PAGE DELIBERATELY LEFT BLANK]

        If you are in agreement with the foregoing, please sign the form of acceptance on the accompanying counterpart of this letter and return such counterpart to the Trust, whereupon this letter shall become a binding contract upon the date hereof.

                                    Yours very truly,


                                    THE LAKE FOREST FUNDS

                           By:


_____________________

						Kenneth J. Malek
			 			Chairman of the Board


                                   ACCEPTANCE


	The foregoing Agreement is hereby accepted.


                                   PROFIT INVESTMENT MANAGEMENT


                                   By:
						______________________
                                   Eugene A. Profit, President







           CONSENT TO INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



We consent to the use of our report dated April 20, 2004, incorporated in this Registration Statement by reference, included in the February 29, 2004 Annual Report to the shareholders of the Lake Forest Core Equity Fund and Lake Forest Money Market Fund, each a series of shares of The Lake Forest Funds, and to the references to our firm under the caption "Financial Highlights" in the prospectus and in the Statement of Additional Information.


BRIGGS, BUNTING & DOUGHERTY, LLP
- ----------------------------------------

Philadelphia, Pa.
June 30, 2004

<SEQUENCE>4
<FILENAME>exh-i.txt


June 30, 2004
Board of Trustees
Lake Forest Funds
c/o Profit Investment Management
8720 Georgia Avenue, Suite 808
Silver Spring, MD  20910
Re:	The Lake Forest Funds

Ladies and Gentlemen:

         We have acted as counsel for the Lake Forest Funds (the "Trust") in connection with the registration under the Securities Act of 1933 (the "Act") of an indefinite number of shares of beneficial interest of the series of the Trust designated Lake Forest Core Equity Fund and Lake Forest Money Market Fund (the "Shares") in registration statement no. 33-87494 on Form N-1A (the "Registration Statement").

         In this connection we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate and other records, certificates and other papers as we deemed it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust (the "Trust Agreement") and bylaws of the Trust, actions of the board of trustees of the Trust authorizing the issuance of shares of the Trust and the Registration Statement.

         Based on the foregoing examination, we are of the opinion that upon the issuance and delivery of the Shares of each Fund in accordance with the Trust Agreement and the actions of the board of trustees authorizing the issuance of the Shares, and the receipt by the Trust of the authorized consideration therefor, the Shares so issued will be validly issued, fully paid and nonassessable.

         We consent to the filing of this opinion as an exhibit to the Registration Statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under section 7 of the Act.

Very truly yours,
SEYFARTH SHAW LLP

BY:	Arthur Don
							Arthur Don
AD:clg
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BO1 15652113.3


BO1 15652113.3